Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2018
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities

The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2018 and March 31, 2018.

	At September 30, 2018	At March 31, 2018
	(In millions)
Loan commitments	¥62,410,570	¥60,107,128
Financial guarantees and other credit-related contingent liabilities	9,144,296	8,426,245

Total	¥71,554,866	¥68,533,373